UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03326
Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: January 31, 2011
Date of reporting period: April 30, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Money Market Trust
Portfolio of Investments ▪ April 30, 2010 (unaudited)

PRINCIPAL		ANNUALIZED
AMOUNT IN		YIELD ON		MATURITY
THOUSANDS		DATE OF PURCHASE		DATE		VALUE

	Repurchase Agreements (65.9%)
$95,000	Barclays Capital LLC, (dated 04/30/10; proceeds $95,001,583; fully collateralized by Government National Mortgage Assoc., 3.00% - 6.50% due 05/15/33 - 03/20/40; Federal Home Loan Mortgage Corp., 5.63% due 03/15/11; valued at $97,835,663)	0.20%		05/03/10		$95,000,000
95,000	BNP Paribas Securities Corp., (dated 04/30/10; proceeds $95,001,583; fully collateralized by Federal National Mortgage Assoc., 2.68% - 6.27% due 06/01/33 - 11/01/37; Federal Home Loan Mortgage Corp., 2.38% - 5.79% due 05/01/33 - 03/01/38; Government National Mortgage Assoc., 3.13% due 11/20/32; valued at $97,850,000)	0.20		05/03/10		95,000,000
95,000	Deutsche Bank Securities Corp., (dated 04/30/10; proceeds $95,001,583; fully collateralized by Federal National Mortgage Assoc., 5.26% - 5.90% due 08/01/37 - 02/01/38; Federal Home Loan Mortgage Corp., 4.00% due 05/01/25; Government National Mortgage Assoc., 5.50% due 10/15/35; valued at $97,850,000)	0.20		05/03/10		95,000,000
96,500	Goldman Sachs & Co., (dated 04/30/10; proceeds $96,501,608; fully collateralized by Government National Mortgage Assoc., 6.50% due 02/15/39; valued at $99,395,001)	0.20		05/03/10		96,500,000

	Total Repurchase Agreements (Cost $381,500,000)					381,500,000

	U.S. Government Agencies — Floating Rate Notes (17.3%)
7,000	Federal Farm Credit Banks	0.29	(a)	05/15/10	(b)	7,003,880
80,000	Federal Home Loan Banks	0.05-0.26	(a)	05/01/10- 07/27/10	(b)	79,988,854
5,000	Federal Home Loan Mortgage Corp.	0.26	(a)	05/26/10	(b)	4,997,028
8,000	Federal National Mortgage Assoc.	0.16	(a)	05/11/10	(b)	7,994,827

	Total U.S. Government Agencies — Floating Rate Notes (Cost $99,984,589)					99,984,589

	U.S. Government Agencies — Discount Notes (11.2%)
7,000	Federal Home Loan Banks	0.19		06/16/10		6,998,345
41,100	Federal Home Loan Mortgage Corp.	0.20-0.26		07/09/10- 09/07/10		41,072,135
17,000	Federal National Mortgage Assoc.	0.21-0.46		06/01/10- 08/09/10		16,991,956

	Total U.S. Government Agencies — Discount Notes (Cost $65,062,436)					65,062,436

	U.S. Government Agencies — Debenture Bonds (4.7%)
16,000	Federal Home Loan Banks	0.05-0.30		10/29/10- 11/08/10		15,996,829
11,297	Federal National Mortgage Assoc.	0.21-0.25		06/15/10- 08/15/10		11,424,868

	Total U.S. Government Agencies — Debenture Bonds (Cost $27,421,697)					27,421,697

	U.S. Government Obligations (1.7%)
10,000	U.S. Treasury Bills (Cost $9,990,797)	0.31-0.40		07/15/10- 08/26/10		9,990,797

	Total Investments (Cost $583,959,519) (c)			100.8%		583,959,519
	Liabilities in Excess of Other Assets			(0.8)		(4,752,361)

	Net Assets			100.0%		$579,207,158

(a)	Rate shown is the rate in effect at April 30, 2010.

(b)	Date of next interest rate reset.

(c)	Cost is the same for federal income tax purposes.

1

Morgan Stanley U.S. Government Money Market Trust
Notes to the Portfolio of Investments ▪ April 30, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Repurchase Agreements	$381,500,000	—	$381,500,000	—
U.S. Government Agencies — Floating Rate Notes	99,984,589	—	99,984,589	—
U.S. Government Agencies — Discount Notes	65,062,436	—	65,062,436	—
U.S. Government Agencies — Debenture Bonds	27,421,697	—	27,421,697	—
U.S. Government Obligations	9,990,797		9,990,797

Total	$583,959,519	—	$583,959,519	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of April 30, 2010, the Fund did not have any investments transfer between valuation levels.
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley U.S. Government Money Market Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 22, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 22, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2010